Variable Interest Entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

The following table presents the carrying values of the assets and liabilities of entities that are VIEs and consolidated by the Company at March 31, 2021:

	March 31, 2021	December 31, 2020

Assets
Current assets:
Cash and cash equivalents	$15,994	$10,481
Accounts receivable, net	113,493	94,195
Inventory	251,918	240,158
Prepaid expenses and other current assets	-	-
Total current assets	381,405	344,834
Property and equipment, net	-	-
Total assets	$381,405	$344,834

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$174,311	$217,558
Accrued expenses and other current liabilities	19,326	113,576
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	1,133,652	1,133,652
Notes payable, current	-	150,000
Due to related party	315,666	315,666
Total current liabilities	1,642,955	1,930,452

The following table presents the operations of entities that are VIEs and consolidated by the Company at March 31, 2021:

	For the Three Months Ended March 31,
	2021	2020
Revenues, net	$214,394	$352,523
Cost of revenues	84,155	204,943
Gross profit	130,239	147,580

Operating expenses:
Selling, general and administrative	100,421	450,693
Operating income	29,818	(303,113)

Other (expense) income:
Interest expense	(26,250)	-
Total other (expense) income	(26,250)	-
Gain before income taxes	3,568	(303,113)
Income tax expense	-	-
Net (loss) income	$3,568	$(303,113)

The following table presents the carrying values of the assets and liabilities of entities that are VIEs and consolidated by the Company at December 31, 2020:

	For the Twelve Months Ended December 31,
	2020	2019

Assets
Current assets:
Cash and cash equivalents	$10,481	$6,234
Accounts receivable, net	94,195	21,697
Inventory	240,158	51,090
Prepaid expenses and other current assets	-	379,561
Total current assets	344,834	458,582
Property and equipment, net	-	32,661
Total assets	$344,834	$491,243

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$217,558	$337,648
Accrued expenses and other current liabilities	113,576	-
Line of credit	1,133,652	-
Notes payable, current	150,000	-
Due to related party	315,666	315,666
Total current liabilities	1,930,452	653,314

The following table presents the operations of entities that are VIEs and consolidated by the Company at December 31, 2020:

	For the Twelve Months Ended December 31,
	2020	2019
Revenues, net	$1,571,017	$352,523
Cost of revenues	2,092,167	204,943
Gross profit	(521,150)	147,580

Operating expenses:
Selling, general and administrative	413,217	450,693
Operating income	(934,367)	(303,113)

Other (expense) income:
Interest expense	(174,396)	-
Total other (expense) income	(174,396)	-
Loss before income taxes	(47,578)	(303,113)
Income tax expense	-	-
Net (loss) income	$(1,108,763)	$(303,113)